UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

MAXIM SERIES FUND, INC.

(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111

(Address of principal executive offices)

M.T.G. Graye

President and Chief Executive Officer

Great-West Life & Annuity Insurance Company

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 831-7129

Date of fiscal year end: December 31

Date of reporting period: December 31, 2011

ITEM 1.	REPORTS TO STOCKHOLDERS

MAXIM SERIES FUND, INC.

Maxim International Index Portfolio (Initial Class)

Annual Report

December 31, 2011

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Portfolio. Such offering is made only by the prospectus of the Portfolio, which includes details as to offering price and other information.

Management Discussion

Most U.S. equities markets finished 2011 essentially flat while Europe and Asia were both down for the year. A weak recovery in the U.S. economy and markets continued, but was impeded by the European financial crisis.

During the first quarter of 2011, Japan was hit by a large earthquake and tsunami which caused tremendous damage including to the Fukushima nuclear power plant. Averting a government shutdown, the U.S. Congress passed an emergency spending bill containing $4 billion in cuts. During the second quarter, both Greece and Italy received credit rating downgrades while the U.S. credit rating outlook was revised to negative. The EU and IMF agreed on a bailout for Portugal. Osama Bin Laden was killed in a U.S. raid. The financial markets turned negative during the third quarter. The U.S. sovereign debt rating was downgraded by S&P. EU leaders agreed on a new €109 billion bailout of Greece. The Fed indicated its intention to keep rates at low level at least through mid-2013. The fourth quarter started much more positively with better than expected manufacturing and services growth. Vehicle sales and construction spending also rose more than expected. Greek PM Papandreou and Italian PM Berlusconi both resigned.

Some relevant 2011 market statistics: The U.S. unemployment rate went from 9.4% down to 8.5%. The Fed Funds Rate remained at a historical low target range of 0% to .25%. Crude oil traded in a range from $76 to $114 a barrel. The CBOE SPX Volatility Index (VIX) traded in a range between 14.6 in April and 48.0 in August.

The Maxim International Index Portfolio (Initial Class shares) decreased 14.8% on a total return basis since inception on January 13, 2011. Seven out of ten sectors of the Morgan Stanley Capital International (MSCI) Europe Australasia Far East (EAFE) Index decreased in 2011. Health Care experienced the best performance, rising 5.7%. Materials was the worst performing sector, decreasing 22.8%. At the country level, Ireland experienced the best performance, rising 13.7%. Greece was the worst performing country, decreasing 62.8%. At the single stock level, Gree was the best performing name in the index, gaining 171.7%. Unfortunately, Gree carried a small weight in the index and its contribution to performance was only 2 basis points. GlaxoSmithKline contributed the most to performance. The stock was up 24.2% including dividends in 2011 and added 0.2% of positive performance to the index. Tokyo Electric Power was the worst performing stock, dropping 90.3% while contributing 27 basis points of negative performance. HSBC Holdings had the largest negative contribution to performance. The stock declined 21.8% and contributed 35 basis points of negative performance to the index.

The views and opinions in this report were current as of December 31, 2011 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Portfolio holdings are subject to change at any time. Portfolio returns are net of fees unless otherwise noted.

Growth of $10,000

This graph compares the value of a hypothetical $10,000 investment in the Portfolio over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Portfolio’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Year	Portfolio	MSCI EAFE Index
	10,000.00	10,000.00
2011*	8,523.00	8,731.00

*For the period from January 13, 2011 through December 31, 2011.

Average Annual Total Returns for the Periods Ended December 31, 2011

Since Inception (1/13/2011)
Initial Class	-14.77%

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Summary of Investments by Country as of December 31, 2011

Country	% of Portfolio Investments
Australia	8.33%
Austria	0.20%
Belgium	0.97%
Bermuda	0.13%
China	0.05%
Denmark	1.00%
Finland	0.84%
France	8.32%
Germany	7.70%
Greece	0.08%
Guernsey	0.08%
Hong Kong	2.68%
Ireland	0.84%
Israel	0.61%
Italy	2.04%
Japan	20.99%
Jersey	0.09%
Luxembourg	0.40%
Mexico	0.03%
Netherlands	4.96%
New Zealand	0.07%
Norway	0.72%
Portugal	0.19%
Singapore	1.64%
Spain	3.19%
Sweden	2.80%
Switzerland	8.75%
United Kingdom	19.23%
United States	3.07%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2011 to December 31, 2011).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value (07/01/11)	Ending Account Value (12/31/11)	Expenses Paid During Period* (07/01/11 – 12/31/11)

Actual	$1,000.00	$828.80	$3.20

Hypothetical	$1,000.00	$1,021.71	$3.54
(5% return before expenses)

*Expenses are equal to the Portfolio’s annualized expense ratio of 0.70% for the Initial Class shares, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

MAXIM SERIES FUND, INC.

MAXIM INTERNATIONAL INDEX PORTFOLIO

Schedule of Investments

As of December 31, 2011

Shares			Value

COMMON STOCK
Basic Materials — 9.28%
2,493	Acerinox SA (a)(b)	$	31,867
4,672	Air Liquide SA (b)		576,886
5,000	Air Water Inc (b)(c)		63,460
2,983	Akzo Nobel NV (b)		143,749
58,962	Alumina Ltd (b)		67,503
20,232	Anglo American PLC (b)		747,211
5,991	Antofagasta PLC (b)		113,211
14,548	ArcelorMittal (b)		264,343
1,324	Arkema SA (b)(c)		93,036
22,000	Asahi Kasei Corp (b)		132,583
14,781	BASF SE (b)		1,029,027
12,494	Bayer AG (b)		797,908
48,402	BHP Billiton Ltd (b)		1,708,522
32,416	BHP Billiton PLC (b)		947,444
7,604	Boliden AB (b)		110,315
541	Brenntag AG (b)		50,309
12,000	Denki Kagaku Kogyo KK (b)		44,220
5,297	Eurasian Natural Resources Corp PLC (b)		52,200
15,561	Fortescue Metals Group Ltd (b)		68,072
1,786	Fresnillo PLC (b)		42,291
144	Givaudan SA (b)		136,833
9,883	Glencore International PLC (b)		60,306
4,100	Hitachi Chemical Co Ltd (b)(c)		71,770
5,000	Hitachi Metals Ltd (b)		54,260
5,773	Iluka Resources Ltd (b)		91,439
32,160	Incitec Pivot Ltd (b)		102,095
6,871	Israel Chemicals Ltd (b)		71,557
6,600	JFE Holdings Inc (b)		119,328
4,312	Johnson Matthey PLC (b)		122,790
2,400	JSR Corp (b)		44,232
3,557	K+S AG (b)		160,426
6,000	Kansai Paint Co Ltd (b)		53,440
2,326	Kazakhmys PLC (b)		33,566
31,000	Kobe Steel Ltd (b)		47,911
3,472	Koninklijke DSM NV (b)		160,481
4,200	Kuraray Co Ltd (b)		59,605
1,909	Lanxess AG (b)		98,593
2,578	Linde AG (b)		383,122
1,716	Lonmin PLC (b)		26,132
607	Lonza Group AG (b)		35,766
25,429	Lynas Corp Ltd (b)(c)		27,171
18,500	Mitsubishi Chemical Holdings Corp (b)		101,388
4,000	Mitsubishi Gas Chemical Co Inc (b)		22,180
20,000	Mitsubishi Materials Corp (b)		54,073
12,000	Mitsui Chemicals Inc (b)		36,436
11,096	Newcrest Mining Ltd (b)		338,151
2,100	Nippon Paper Group Inc (b)		45,854
67,000	Nippon Steel Corp (b)		166,668
2,900	Nitto Denko Corp (b)		103,154
20,313	Norsk Hydro ASA (b)		93,768
13,000	OJI Paper Co Ltd (b)		66,743
18,343	OneSteel Ltd (b)		13,115
4,876	Orica Ltd (b)		120,652
7,897	OZ Minerals Ltd (b)		80,780
1,384	Randgold Resources Ltd (b)		141,390
5,954	Rio Tinto Ltd (b)		367,059
22,711	Rio Tinto PLC (b)		1,109,168

Shares			Value

Basic Materials — (continued)
630	Salzgitter AG (b)	$	31,423
5,800	Shin-Etsu Chemical Co Ltd (b)		284,895
20,000	Showa Denko KK (b)		40,364
1,195	Solvay SA (b)		98,104
4,205	SSAB AB (b)(c)		36,823
6,377	Stora Enso OYJ (b)		37,981
30,000	Sumitomo Chemical Co Ltd (b)		108,924
38,000	Sumitomo Metal Industries Ltd (b)		68,915
11,000	Sumitomo Metal Mining Co Ltd (b)		140,824
10,724	Svenska Cellulosa AB (b)		158,310
1,559	Syngenta AG (b)		458,113
6,575	ThyssenKrupp AG (b)		150,848
13,000	Tosoh Corp (b)(c)		34,546
17,000	Ube Industries Ltd/Japan (b)		46,466
3,149	Umicore SA (b)		129,335
9,498	UPM-Kymmene OYJ (b)		104,085
1,322	Vedanta Resources PLC (b)		20,837
1,467	Voestalpine AG (b)		41,102
146	Wacker Chemie AG (b)		11,727
34,526	Xstrata PLC (b)		525,606
2,433	Yara International ASA (b)		97,124

			14,531,911

Communications — 7.54%
41,098	Alcatel-Lucent/France (a)(b)(c)		63,867
1,548	Axel Springer AG (b)(c)		66,429
2,321	Belgacom SA (b)		72,623
21,349	Bezeq The Israeli Telecommunication Corp Ltd (b)		39,176
21,481	British Sky Broadcasting Group PLC (b)		244,227
113,784	BT Group PLC (b)		337,097
1,900	Dena Co Ltd (b)		56,917
2,100	Dentsu Inc (b)		63,885
44,369	Deutsche Telekom AG (b)		508,950
3,668	Elisa OYJ (b)		76,371
920	Eutelsat Communications SA (b)		35,835
65,604	Fairfax Media Ltd (b)		48,329
30,135	France Telecom SA (b)		471,661
2,400	Gree Inc (b)		82,503
2,606	Hellenic Telecommunications Organization SA (b)		9,680
567	Iliad SA (b)(c)		69,787
5,089	Inmarsat PLC (b)		31,863
40,061	ITV PLC (b)		42,291
1,129	Kabel Deutschland Holding AG (b)(c)		57,235
47	KDDI Corp (b)		301,848
21,495	Koninklijke KPN NV (b)		256,589
1,541	Lagardere SCA (b)		40,570
10,672	Mediaset SpA (b)		29,437
1,473	Millicom International Cellular SA (b)		147,153
671	Modern Times Group AB (b)		31,960
1,242	NICE Systems Ltd (b)(c)		42,687
6,700	Nippon Telegraph & Telephone Corp (b)(d)		341,097
54,915	Nokia OYJ (b)		264,735
212	NTT DoCoMo Inc (b)(d)		389,236

See notes to financial statements.

Annual Report - December 31, 2011

MAXIM SERIES FUND, INC.

MAXIM INTERNATIONAL INDEX PORTFOLIO

Schedule of Investments

As of December 31, 2011

Shares			Value

Communications — (continued)
3,552	Partner Communications Co Ltd (b)	$	31,544
130,000	PCCW Ltd (b)		44,607
11,341	Pearson PLC (b)		212,678
13,724	Portugal Telecom SGPS SA		79,042
851	ProSiebenSat.1 Media AG (b)		15,506
1,563	Publicis Groupe SA (b)		71,733
81	Rakuten Inc (b)		87,144
14,139	Reed Elsevier NV (b)		164,513
20,141	Reed Elsevier PLC (b)		161,980
294	SBI Holdings Inc/Japan (b)		21,464
3,703	SES SA (b)		88,711
24,000	Singapore Press Holdings Ltd (b)		68,219
129,000	Singapore Telecommunications Ltd (b)		307,246
1,291	Societe Television Francaise 1 (b)		12,558
13,700	Softbank Corp (b)(d)		402,343
354	Swisscom AG (b)		133,893
6,100	TDC A/S (b)		48,851
3,566	Tele2 AB (b)		69,108
14,468	Telecom Corp of New Zealand Ltd (b)		23,181
116,016	Telecom Italia RSP SpA (b)		103,812
126,322	Telecom Italia SpA (b)		135,020
47,608	Telefonaktiebolaget LM Ericsson (b)		482,774
63,270	Telefonica SA (b)		1,090,023
5,086	Telekom Austria AG (b)		60,845
11,456	Telenor ASA (b)		187,463
33,316	TeliaSonera AB (b)		225,749
58,856	Telstra Corp Ltd (b)		200,170
1,400	Trend Micro Inc (b)		41,747
1,506	United Internet AG (b)		26,845
18,872	Vivendi SA (b)		411,966
788,719	Vodafone Group PLC (b)		2,198,401
3,930	Wolters Kluwer NV (b)		67,773
23,751	WPP PLC (b)		248,896
164	Yahoo Japan Corp (b)		52,761

			11,802,604

Consumer, Cyclical — 10.05%
1,614	Accor SA (b)		40,675
3,945	Adidas AG (b)		256,318
10,400	Aeon Co Ltd (b)		142,461
2,100	Aisin Seiki Co Ltd (b)		59,514
14,000	All Nippon Airways Co Ltd (b)(c)		39,119
3,900	Asics Corp (b)(c)		43,837
5,647	Bayerische Motoren Werke AG (b)		377,491
12,000	Bridgestone Corp (b)		271,778
7,396	Burberry Group PLC (b)		135,879
3,370	Carnival PLC (b)		111,029
16,000	Cathay Pacific Airways Ltd (b)		27,357
692	Christian Dior SA (b)		81,682
8,899	Cie Financiere Richemont SA Class A (b)		447,644
2,418	Cie Generale des Etablissements Michelin (b)		142,471
7,000	City Developments Ltd (b)		47,972
31,571	Compass Group PLC (b)		299,323
1,077	Continental AG (b)(c)		66,880

Shares			Value

Consumer, Cyclical — (continued)
5,958	Crown Ltd (b)	$	49,146
2,000	Daihatsu Motor Co Ltd (b)		35,566
13,623	Daimler AG (b)		596,802
6,000	Daiwa House Industry Co Ltd (b)		71,728
8,500	Denso Corp (b)		233,502
2,831	Deutsche Lufthansa AG (b)		33,673
9,170	Echo Entertainment Group Ltd (b)(c)		33,625
2,429	Electrolux AB (b)		38,595
1,900	FamilyMart Co Ltd (b)(c)		76,728
800	Fast Retailing Co Ltd (b)		145,524
13,700	Fiat Industrial SpA (b)(c)		116,716
10,558	Fiat SpA (b)		48,188
7,000	Fuji Heavy Industries Ltd (b)		41,985
18,000	Galaxy Entertainment Group Ltd (b)(c)		32,720
93,000	Genting Singapore PLC (b)(c)		108,214
19,008	GKN PLC (b)(c)		53,947
14,428	Hennes & Mauritz AB (b)		462,850
24,500	Honda Motor Co Ltd (b)(d)		746,292
3,666	Inditex SA (b)		299,273
6,151	Intercontinental Hotels Group PLC (b)		110,498
12,403	International Consolidated Airlines Group SA (b)(c)		27,811
5,000	Isetan Mitsukoshi Holdings Ltd (b)		52,236
26,000	Isuzu Motors Ltd (b)		119,692
26,000	ITOCHU Corp (b)		263,626
8,000	J Front Retailing Co Ltd (b)		38,565
2,000	Jardine Cycle & Carriage Ltd (b)		74,207
1,900	JTEKT Corp (b)		18,569
35,757	Kingfisher PLC (b)		138,895
2,000	Koito Manufacturing Co Ltd (b)		27,955
1,800	Lawson Inc (b)		112,150
96,000	Li & Fung Ltd (b)		176,892
25,985	Marks & Spencer Group PLC (b)		125,461
25,000	Marubeni Corp (b)		152,170
17,000	Mazda Motor Corp (b)(c)		29,891
24,100	Mitsubishi Corp (b)(d)		485,730
84,000	Mitsubishi Motors Corp (b)(c)		98,980
24,800	Mitsui & Co Ltd (b)(d)		384,381
4,900	Namco Bandai Holdings Inc (b)(c)		69,543
3,695	Next PLC (b)		156,699
5,000	NGK Spark Plug Co Ltd (b)		61,795
1,800	Nintendo Co Ltd (b)		247,126
38,600	Nissan Motor Co Ltd (b)(d)		345,667
950	Nitori Holdings Co Ltd (b)		89,079
3,000	NOK Corp (b)		51,177
1,361	Nokian Renkaat OYJ (b)		43,698
2,593	OPAP SA (b)		22,819
700	Oriental Land Co Ltd/Japan (b)		73,902
34,600	Panasonic Corp (b)		292,013
3,851	Peugeot SA (b)		59,992
6,982	Pirelli & C SpA (b)(c)		58,529
2,064	Porsche Automobil Holding SE (b)		110,186
1,138	PPR (b)		162,437
28,368	Qantas Airways Ltd (b)(c)		42,226
2,999	Renault SA (b)		103,565
1,969,950	Rolls Royce Holdings PLC (c)(e)		0
42,800	Sands China Ltd (b)(c)		120,079
1,500	Sankyo Co Ltd (b)		75,836

See notes to financial statements.

Annual Report - December 31, 2011

MAXIM SERIES FUND, INC.

MAXIM INTERNATIONAL INDEX PORTFOLIO

Schedule of Investments

As of December 31, 2011

Shares			Value

Consumer, Cyclical — (continued)
6,868	Scania AB (b)	$	101,380
2,800	Sega Sammy Holdings Inc (b)		60,489
7,000	Sekisui Chemical Co Ltd (b)		57,663
7,000	Sekisui House Ltd (b)		62,205
10,900	Seven & I Holdings Co Ltd (b)(d)		303,780
18,000	Shangri-La Asia Ltd (b)		31,007
18,000	Sharp Corp/Japan (b)		156,907
600	Shimamura Co Ltd (b)		61,308
1,000	Shimano Inc (b)		48,672
6,000	Singapore Airlines Ltd (b)		46,953
43,000	SJM Holdings Ltd (b)		69,778
21,100	Sojitz Corp (b)		32,588
14,300	Sony Corp (b)		257,843
2,400	Stanley Electric Co Ltd (b)		35,171
15,100	Sumitomo Corp (b)		204,109
12,200	Sumitomo Electric Industries Ltd (b)		132,086
4,300	Sumitomo Rubber Industries Ltd (b)		51,636
5,100	Suzuki Motor Corp (b)		105,009
481	Swatch Group AG (b)		179,036
9,170	TABCORP Holdings Ltd (b)		25,543
8,000	Takashimaya Co Ltd (b)		57,622
22,163	Tatts Group Ltd (b)		55,246
12,000	Teijin Ltd (b)		36,816
4,100	Toho Co Ltd/Tokyo (b)(c)		73,013
24,000	Toray Industries Inc (b)		171,711
2,200	Toyota Industries Corp (b)		59,523
40,900	Toyota Motor Corp (b)(d)		1,352,445
3,000	Toyota Tsusho Corp (b)		52,881
830	USS Co Ltd (b)		75,014
278	Volkswagen AG (b)		37,217
19,544	Volvo AB (b)		212,912
17,842	Wesfarmers Ltd (b)		537,467
4,927	Whitbread PLC (b)		119,543
4,374	Wolseley PLC (b)		144,602
35,200	Wynn Macau Ltd (b)		87,872
960	Yamada Denki Co Ltd (b)		65,394
7,600	Yamaha Corp (b)(c)		69,413
3,300	Yamaha Motor Co Ltd (b)(c)		41,737
7,000	Yue Yuen Industrial Holdings Ltd (b)		22,089

			15,736,261

Consumer, Non-cyclical — 20.60%
7,323	Abertis Infraestructuras SA (b)		116,375
1,086	Actelion Ltd (b)		37,149
2,073	Adecco SA (b)		86,395
4,395	Aggreko PLC (b)		137,454
8,000	Ajinomoto Co Inc (b)		96,036
12,831	Anheuser-Busch InBev (b)		783,116
1,190	Aryzta AG (b)		57,409
7,700	Asahi Group Holdings Ltd (b)		168,914
3,973	Associated British Foods PLC (b)		68,186
8,500	Astellas Pharma Inc (b)(d)		345,162
22,027	AstraZeneca PLC (b)		1,017,293
3,476	Atlantia SpA (b)		55,482
3,843	Babcock International Group PLC (b)		43,813
1,075	Beiersdorf AG (b)		60,919
1,400	Benesse Holdings Inc (b)		67,679

Shares			Value

Consumer, Non-cyclical — (continued)
20,492	Brambles Ltd (b)	$	149,617
31,038	British American Tobacco PLC (b)		1,472,202
3,968	Bunzl PLC (b)		54,416
772	Bureau Veritas SA (b)		56,074
11,305	Capita PLC (b)		110,154
1,378	Carlsberg A/S (b)		97,030
9,013	Carrefour SA (b)		205,061
733	Casino Guichard Perrachon SA (b)		61,638
1,000	Celesio AG (b)		15,818
3,200	Chugai Pharmaceutical Co Ltd (b)		52,747
2,838	Cie Generale d’Optique Essilor International SA (b)		200,055
1,993	Coca Cola Hellenic Bottling Co SA		34,177
6,406	Coca-Cola Amatil Ltd (b)		75,267
668	Cochlear Ltd (b)		42,425
296	Coloplast A/S (b)		42,476
964	Colruyt SA (b)		36,419
8,389	CSL Ltd (b)		273,504
12,000	Dai Nippon Printing Co Ltd (b)		115,198
9,500	Daiichi Sankyo Co Ltd (b)		188,149
6,500	Dainippon Sumitomo Pharma Co Ltd (b)(c)		73,976
9,152	Danone (b)		574,309
2,377	Delhaize Group SA (b)		133,238
38,968	Diageo PLC (b)		851,145
6,647	Distribuidora Internacional de Alimentacion SA (b)(c)		29,924
2,200	Edenred (b)		53,966
4,000	Eisai Co Ltd (b)		165,445
5,729	Elan Corp PLC (b)(c)		79,418
14,616	Experian PLC (b)		198,554
2,748	Fresenius Medical Care AG & CO (b)		186,655
1,941	Fresenius SE & Co KGaA (b)		179,488
35,399	G4S PLC (b)		149,365
2,353	Getinge AB (b)		59,500
80,551	GlaxoSmithKline PLC (b)		1,834,791
77,000	Golden Agri-Resources Ltd (b)		42,426
2,032	Grifols SA (b)(c)		34,048
203	Grifols SA Class B (c)(e)		0
1,754	Heineken Holding NV (b)		71,680
3,446	Heineken NV		159,533
2,074	Henkel AG & Co KGaA (b)		100,341
1,600	Hisamitsu Pharmaceutical Co Inc (b)		67,818
10,427	Husqvarna AB (b)		47,874
16,116	Imperial Tobacco Group PLC (b)		609,583
1,906	Intertek Group PLC (b)		60,160
28,130	J Sainsbury PLC (b)		132,209
66	Japan Tobacco Inc (b)(d)		310,366
3,210	Jeronimo Martins SGPS SA (b)(c)		53,021
6,000	Kamigumi Co Ltd (b)(c)		51,789
7,400	Kao Corp (b)		201,916
3,000	Kerry Group PLC (b)		109,821
540	Kesko OYJ (b)		18,102
12,000	Kirin Holdings Co Ltd (b)		145,809
21,601	Koninklijke Ahold NV (b)		290,330
6,000	Kyowa Hakko Kirin Co Ltd (b)		73,241
3,595	L’Oreal SA (b)		374,417
2	Lindt & Spruengli AG (b)		66,718

See notes to financial statements.

Annual Report - December 31, 2011

MAXIM SERIES FUND, INC.

MAXIM INTERNATIONAL INDEX PORTFOLIO

Schedule of Investments

As of December 31, 2011

Shares			Value

Consumer, Non-cyclical — (continued)
24	Lindt & Spruengli AG (b)(c)	$	71,312
2,647	Luxottica Group SpA (b)		74,016
7,500	Medipal Holdings Corp (b)(c)		78,305
1,000	MEIJI Holdings Co Ltd (b)		41,415
1,427	Merck KGaA (b)		142,106
12,082	Metcash Ltd (b)		49,816
2,609	Metro AG (b)		95,132
1,500	Miraca Holdings Inc (b)		59,801
2,300	Mitsubishi Tanabe Pharma Corp (b)		36,336
52,588	Nestle SA (b)		3,019,788
4,000	Nippon Meat Packers Inc (b)		49,565
6,500	Nisshin Seifun Group Inc (b)		78,688
36,127	Novartis AG (b)		2,062,602
6,694	Novo Nordisk A/S (b)		769,028
4,220	Novozymes A/S (c)		130,010
32,772	Olam International Ltd (b)		53,719
1,500	Ono Pharmaceutical Co Ltd (b)		84,125
1,049	Orion OYJ (b)(c)		20,382
3,000	Otsuka Holdings Co Ltd (b)		84,197
3,336	Pernod-Ricard SA (b)		308,776
2,975	QIAGEN NV (b)(c)		40,961
1,789	Ramsay Health Care Ltd (b)		35,211
1,158	Randstad Holding NV (b)		34,065
9,939	Reckitt Benckiser Group PLC (b)		490,034
10,928	Roche Holding AG (b)		1,848,125
13,242	SABMiller PLC (b)		465,437
16,845	Sanofi (b)		1,231,328
900	Santen Pharmaceutical Co Ltd (b)		37,168
2,200	Secom Co Ltd (b)		101,165
5,524	Securitas AB (b)(c)		47,514
6,015	Serco Group PLC (b)		44,248
85	SGS SA (b)		140,194
6,000	Shimadzu Corp (b)		50,598
3,500	Shionogi & Co Ltd (b)		44,900
9,586	Shire PLC (b)		333,002
7,600	Shiseido Co Ltd (b)		139,557
13,594	Smith & Nephew PLC (b)		131,822
598	Societe BIC SA (b)(c)		52,904
1,135	Sodexo (b)		81,234
4,404	Sonic Healthcare Ltd (b)		50,761
1,057	Sonova Holding AG (b)		110,121
1,436	Suedzucker AG (b)(c)		45,745
2,000	Suzuken Co Ltd (b)		55,380
2,699	Swedish Match AB (b)		95,608
834	Synthes Inc (b)(f)		139,595
1,900	Sysmex Corp (b)		61,773
900	Taisho Pharmaceutical Holdings Co Ltd (c)		69,456
11,100	Takeda Pharmaceutical Co Ltd (b)(d)		487,573
2,300	Terumo Corp (b)		108,122
123,331	TESCO PLC (b)		771,561
14,978	Teva Pharmaceutical Industries Ltd (b)		604,618
12,000	Toppan Printing Co Ltd (b)		88,099
3,000	Toyo Suisan Kaisha Ltd (b)		72,599
26,937	Transurban Group (b)		154,711
2,600	Tsumura & Co (b)		76,649
1,675	UCB SA (b)		70,271
1,400	Unicharm Corp (b)		69,026

Shares			Value

Consumer, Non-cyclical — (continued)
25,142	Unilever NV (b)	$	864,469
21,059	Unilever PLC (b)		705,863
283	William Demant Holding A/S (b)(c)		23,473
34,000	Wilmar International Ltd (b)		131,070
32,239	WM Morrison Supermarkets PLC (b)		163,013
19,219	Woolworths Ltd (b)		493,320
2,400	Yakult Honsha Co Ltd (b)		75,452

			32,261,699

Diversified — 0.94%
2,015	GEA Group AG (b)		56,885
1,055	Groupe Bruxelles Lambert SA (b)		70,183
37,000	Hutchison Whampoa Ltd (b)		308,759
22,300	Keppel Corp Ltd (b)		159,620
3,753	LVMH Moet Hennessy Louis Vuitton SA (b)		528,664
72,000	Noble Group Ltd (b)		62,558
15,000	NWS Holdings Ltd (b)		22,055
11,000	Swire Pacific Ltd (b)		132,534
475	Wendel SA (b)(c)		31,531
20,300	Wharf Holdings Ltd (b)		91,506

			1,464,295

Energy — 8.28%
8,553	AMEC PLC (b)		120,388
53,864	BG Group PLC (b)		1,150,304
291,000	BP PLC (b)		2,072,636
21,028	Cairn Energy PLC (b)(c)		86,419
1,556	Cie Generale de Geophysique - Veritas (b)(c)		36,118
19,000	Cosmo Oil Co Ltd (b)(c)		53,035
46,710	Enel Green Power SpA (b)		97,341
36,598	ENI SpA (b)		754,562
2,962	Essar Energy PLC (b)(c)		7,885
730	Fugro NV (b)		42,256
3,376	Galp Energia SGPS SA (b)		49,602
500	Idemitsu Kosan Co Ltd (b)		51,528
39	Inpex Corp (b)		245,553
40,000	JX Holdings Inc (b)		241,384
3,060	Neste Oil OYJ (b)		30,775
1,860	OMV AG (b)		56,343
4,925	Petrofac Ltd (b)		110,072
11,362	Repsol YPF SA (b)		347,623
55,199	Royal Dutch Shell PLC Class A (b)		2,024,769
41,956	Royal Dutch Shell PLC Class B (b)		1,595,580
3,592	Saipem SpA (b)		151,955
16,488	Santos Ltd (b)		206,340
3,284	SBM Offshore NV (b)		67,318
6,001	Seadrill Ltd ADR (b)		200,128
17,111	Statoil ASA (b)		438,218
5,403	Subsea 7 SA (b)(c)		99,740
1,373	Technip SA (b)		128,718
6,000	TonenGeneral Sekiyu KK (b)		65,423
32,041	Total SA (b)		1,634,981
4,503	Transocean Ltd/Switzerland (b)		173,312
12,753	Tullow Oil PLC (b)		276,900

See notes to financial statements.

Annual Report - December 31, 2011

MAXIM SERIES FUND, INC.

MAXIM INTERNATIONAL INDEX PORTFOLIO

Schedule of Investments

As of December 31, 2011

Shares			Value

Energy — (continued)
11,223	Woodside Petroleum Ltd (b)	$	351,314

			12,968,520

Financial — 20.04%
11,431	3i Group PLC (b)		32,075
3,437	Admiral Group PLC (b)		45,540
23,681	Aegon NV (b)(c)		94,646
3,100	Aeon Mall Co Ltd (b)(c)		65,766
25,464	Ageas (b)		39,340
137,800	AIA Group Ltd (b)		428,961
7,104	Allianz SE (b)		678,460
54,123	AMP Ltd (b)		224,913
41,000	Ascendas Real Estate Investment Trust REIT (b)		57,893
17,094	Assicurazioni Generali SpA (b)		256,603
4,401	ASX Ltd (b)		137,375
39,017	Australia & New Zealand Banking Group Ltd (b)		817,206
44,795	Aviva PLC (b)		208,286
26,384	AXA SA (b)		341,044
673	Baloise Holding AG (b)		46,043
50,626	Banca Monte dei Paschi di Siena SpA (b)		16,442
69,149	Banco Bilbao Vizcaya Argentaria SA (b)		595,662
16,720	Banco de Sabadell SA (b)		63,315
15,245	Banco Espirito Santo SA (b)(c)		26,549
16,761	Banco Popolare SC (a)(b)		21,623
12,307	Banco Popular Espanol SA (b)		55,897
136,448	Banco Santander SA (b)		1,030,815
12,955	Bank Hapoalim BM (b)		42,363
14,300	Bank Leumi Le-Israel BM (b)		41,065
36,200	Bank of East Asia Ltd (a)(b)		136,593
8,000	Bank of Kyoto Ltd (b)		68,781
26,000	Bank of Yokohama Ltd (b)		122,668
24,769	Bankia SA (c)		115,246
185,290	Barclays PLC (b)		507,303
6,007	Bendigo & Adelaide Bank Ltd (b)		49,165
15,594	BNP Paribas SA (b)		607,220
51,000	BOC Hong Kong Holdings Ltd (b)		120,342
9,367	British Land Co PLC REIT (b)		67,215
14,702	CaixaBank (b)		71,848
13,385	Capital Shopping Centres Group PLC REIT (b)		64,831
65,000	CapitaLand Ltd (b)		110,620
37,000	CapitaMall Trust REIT (b)		48,444
26,789	CFS Retail Property Trust (b)		46,128
20,000	Cheung Kong Holdings Ltd (b)		237,248
10,000	Cheung Kong Infrastructure Holdings Ltd (b)(c)		58,468
11,000	Chiba Bank Ltd (b)		70,723
5,000	Chugoku Bank Ltd (b)		69,575
3,712	CNP Assurances (b)		45,950
41,435	Commerzbank AG (b)(c)		69,739
23,523	Commonwealth Bank of Australia (b)		1,181,591
811	Corio NV REIT (b)		35,117
13,186	Credit Agricole SA (b)		73,878
3,100	Credit Saison Co Ltd (b)		61,910

Shares			Value

Financial — (continued)
19,290	Credit Suisse Group AG (b)	$	452,122
179	Dai-ichi Life Insurance Co Ltd (b)		175,724
1,000	Daito Trust Construction Co Ltd (b)		85,627
31,000	Daiwa Securities Group Inc (b)		96,390
9,846	Danske Bank A/S (b)(c)		124,414
25,000	DBS Group Holdings Ltd (b)		221,907
2,333	Delta Lloyd NV (b)		39,086
15,003	Deutsche Bank AG (b)		568,626
3,319	Deutsche Boerse AG (b)(c)		173,709
62,995	Dexus Property Group REIT (b)		53,386
13,296	DNB ASA (b)		129,593
3,828	Erste Group Bank AG (b)		67,198
389	Fonciere Des Regions REIT (b)(c)		24,887
12,000	Fraser & Neave Ltd (b)		57,285
13,000	Fukuoka Financial Group Inc (b)		54,468
4,687	GAM Holding AG (b)		50,758
579	Gecina SA (b)(c)		48,523
6,479	Gjensidige Forsikring ASA (b)(c)		74,994
42,000	Global Logistic Properties Ltd (b)(c)		56,778
151,755	Goodman Group REIT (b)		88,235
34,687	GPT Group REIT (b)		108,718
8,000	Gunma Bank Ltd (b)		43,862
11,000	Hachijuni Bank Ltd (b)		62,665
8,671	Hammerson PLC REIT (b)		48,406
10,000	Hang Lung Group Ltd (b)		54,727
37,000	Hang Lung Properties Ltd (b)		105,028
10,700	Hang Seng Bank Ltd (b)		126,746
2,140	Hannover Rueckversicherung AG (b)		106,038
11,000	Henderson Land Development Co Ltd (b)		54,491
27,000	Hokuhoku Financial Group Inc (b)		52,499
15,200	Hong Kong Exchanges and Clearing (b)		241,862
273,841	HSBC Holdings PLC (b)		2,090,286
130,000	Hutchison Port Holdings Trust (b)		80,424
19,000	Hysan Development Co Ltd (b)		62,217
611	ICADE REIT (b)(c)		47,878
6,260	ICAP PLC (b)		33,709
12,155	IMMOFINANZ AG (b)		36,431
56,714	ING Groep NV (b)(c)		405,595
43,111	Insurance Australia Group Ltd (b)		131,335
151,525	Intesa Sanpaolo SpA (b)		252,367
6,312	Investec PLC (b)		33,208
7,650	Investor AB (b)		142,280
20	Israel Corp Ltd (b)		12,526
26,927	Israel Discount Bank Ltd (b)(c)		36,142
8,000	Iyo Bank Ltd (b)		78,832
7	Japan Real Estate Investment Corp REIT (b)		54,499
33	Japan Retail Fund Investment Corp REIT (b)		48,816
15,000	Joyo Bank Ltd (b)		66,197
2,886	Julius Baer Group Ltd (b)		112,417
1,744	KBC Groep NV (b)		21,807
9,000	Kerry Properties Ltd (b)		29,739
3,501	Kinnevik Investment AB (b)		68,047
2,200	Klepierre REIT (b)		62,509
13,172	Land Securities Group PLC REIT (b)		129,812

See notes to financial statements.

Annual Report - December 31, 2011

MAXIM SERIES FUND, INC.

MAXIM INTERNATIONAL INDEX PORTFOLIO

Schedule of Investments

As of December 31, 2011

Shares			Value

Financial — (continued)
85,320	Legal & General Group PLC (b)	$	136,214
6,642	Lend Lease Group (b)		48,639
38,500	Link REIT (b)		141,591
741,561	Lloyds Banking Group PLC (b)(c)		297,811
3,486	London Stock Exchange Group PLC (b)		42,845
4,935	Macquarie Group Ltd (b)		119,837
31,331	Man Group PLC (b)		61,095
19,957	Mapfre SA (b)		63,123
6,838	Mediobanca SpA (b)		39,248
42,036	Mirvac Group REIT (b)		50,646
18,000	Mitsubishi Estate Co Ltd (b)		268,405
199,900	Mitsubishi UFJ Financial Group Inc (b)(d)		846,273
12,000	Mitsui Fudosan Co Ltd (b)		174,980
314,600	Mizuho Financial Group Inc (b)(d)		426,003
8,000	MS&AD Insurance Group Holdings (b)		147,669
3,313	Muenchener Rueckversicherungs AG (b)		405,983
33,236	National Australia Bank Ltd (b)		791,731
24,089	National Bank of Greece SA (b)(c)		49,797
10,121	Natixis (b)		25,291
102,000	New World Development Co Ltd (b)		81,900
7	Nippon Building Fund Inc REIT (b)		57,287
22,000	Nishi-Nippon City Bank Ltd (b)		63,105
5,750	NKSJ Holdings Inc (b)		112,482
40,700	Nomura Holdings Inc (b)		122,537
37,991	Nordea Bank AB (b)		292,821
79,633	Old Mutual PLC (b)		167,370
1,650	ORIX Corp (b)		136,028
43,000	Oversea-Chinese Banking Corp Ltd (b)		259,327
6,326	Pohjola Bank PLC (b)(c)		61,297
37,246	Prudential PLC (b)		368,227
16,679	QBE Insurance Group Ltd (b)		220,736
442	Raiffeisen Bank International AG (b)		11,441
3,923	Ratos AB (b)(c)		45,911
32,086	Resolution Ltd (b)		125,028
29,400	Resona Holdings Inc (b)		129,419
215,117	Royal Bank of Scotland Group PLC (b)(c)		67,773
66,584	RSA Insurance Group PLC (b)		108,598
5,381	Sampo OYJ (b)		133,104
874	Schroders PLC (b)		17,806
2,883	SCOR SE (b)		67,223
9,602	Segro PLC REIT (b)		31,076
44,000	Shinsei Bank Ltd (b)		45,494
8,000	Shizuoka Bank Ltd (b)		84,162
11,000	Singapore Exchange Ltd (b)		51,994
30,800	Sino Land Co Ltd (b)		43,768
26,646	Skandinaviska Enskilda Banken AB (b)		154,600
9,790	Societe Generale SA (b)		216,120
3,500	Sony Financial Holdings Inc (b)(c)		51,619
38,978	Standard Chartered PLC (b)		852,238
39,947	Standard Life PLC (b)		127,927
41,871	Stockland (b)		136,784

Shares			Value

Financial — (continued)
18,600	Sumitomo Mitsui Financial Group Inc (b)(d)	$	515,830
52,860	Sumitomo Mitsui Trust Holdings Inc (b)		155,014
4,000	Sumitomo Realty & Development Co Ltd (b)		69,889
25,000	Sun Hung Kai Properties Ltd (b)		312,423
25,011	Suncorp Group Ltd (b)		213,772
6,343	Svenska Handelsbanken AB (b)		166,222
10,401	Swedbank AB (b)		134,221
358	Swiss Life Holding AG (b)		32,789
5,529	Swiss Re AG (b)(c)		281,093
13,800	T&D Holdings Inc (b)		128,491
11,300	Tokio Marine Holdings Inc (b)		250,225
59,885	UBS AG (b)(c)		710,397
1,583	Unibail-Rodamco SE REIT (b)		283,314
21,018	UniCredit SpA (a)		173,361
26,326	Unione di Banche Italiane SCPA (a)(b)		107,455
21,000	United Overseas Bank Ltd (b)		247,139
32,420	Westfield Group REIT (b)		258,659
52,700	Westfield Retail Trust REIT (b)		134,306
46,831	Westpac Banking Corp (b)		956,017
12,000	Wheelock & Co Ltd (b)		29,672
7,000	Yamaguchi Financial Group Inc (b)		66,702
2,084	Zurich Financial Services AG (b)		469,540

			31,373,224

Industrial — 10.54%
35,173	ABB Ltd (b)		660,769
738	Acciona SA (b)		63,427
1,899	ACS Actividades de Construccion y Servicios SA (a)(b)		56,069
2,100	Advantest Corp (b)		19,944
689	Aeroports de Paris (b)(c)		47,132
1,415	Aker Solutions ASA (b)		14,832
7,661	Alfa Laval AB (b)		144,681
3,070	Alstom SA (b)		92,744
7,000	Amada Co Ltd (b)		44,307
20,013	Amcor Ltd/Australia (b)		147,328
10	AP Moeller - Maersk A/S Class A (b)		62,113
23	AP Moeller - Maersk A/S Class B (b)		151,287
15,000	Asahi Glass Co Ltd (b)		125,398
26,411	Asciano Ltd (b)		121,366
5,103	Assa Abloy AB (b)		127,604
11,732	Atlas Copco AB Class A (b)		251,376
5,265	Atlas Copco AB Class B (b)		99,668
53,341	BAE Systems PLC (b)		235,620
15,187	Balfour Beatty PLC (b)		62,402
9,441	Boral Ltd (b)		34,667
4,157	Bouygues SA (b)		130,740
3,500	Brother Industries Ltd (b)		42,838
8,600	Casio Computer Co Ltd (b)(c)		52,040
20	Central Japan Railway Co (b)		168,786
6,632	Cie de St-Gobain (b)		253,512
22,856	Cobham PLC (b)		65,045
51,000	ComfortDelGro Corp Ltd (b)(c)		55,647

See notes to financial statements.

Annual Report - December 31, 2011

MAXIM SERIES FUND, INC.

MAXIM INTERNATIONAL INDEX PORTFOLIO

Schedule of Investments

As of December 31, 2011

Shares			Value

Industrial — (continued)
13,333	CRH PLC (b)	$	263,952
3,500	Daikin Industries Ltd (b)		95,540
11,504	Deutsche Post AG (b)		176,865
2,632	DSV A/S (b)		47,034
5,000	East Japan Railway Co (b)(d)		318,692
622	Eiffage SA (b)(c)		14,986
6,097	European Aeronautic Defence & Space Co NV (b)		189,854
3,200	FANUC Corp (b)(d)		488,103
5,514	Ferrovial SA (b)		66,310
5,712	Finmeccanica SpA (b)		21,032
12,823	Fletcher Building Ltd (b)		61,232
6,400	FUJIFILM Holdings Corp (b)		150,981
9,000	Furukawa Electric Co Ltd (b)		20,649
418	Geberit AG (b)		80,349
11,869	Groupe Eurotunnel SA (b)		80,523
4,000	GS Yuasa Corp (b)		21,425
1,300	Hamamatsu Photonics KK (b)		45,325
3,022	HeidelbergCement AG (b)		127,995
2,702	Hexagon AB (b)		40,224
500	Hirose Electric Co Ltd (b)		43,733
3,600	Hitachi Construction Machinery Co Ltd (b)(c)		60,389
74,000	Hitachi Ltd (b)(d)		384,946
574	Hochtief AG (b)		33,143
4,039	Holcim Ltd (b)		215,299
7,400	Hoya Corp (b)		159,093
1,500	Ibiden Co Ltd (b)		29,532
17,000	IHI Corp (b)(c)		41,216
1,235	Imerys SA (b)		56,644
8,889	Invensys PLC (b)		29,055
5,600	James Hardie Industries SE (b)		39,041
5,000	Japan Steel Works Ltd (b)		34,684
3,000	JGC Corp (b)		72,026
6,200	JS Group Corp (b)		118,829
13,000	Kajima Corp (b)		39,897
17,000	Kawasaki Heavy Industries Ltd (b)		42,175
13,000	Kawasaki Kisen Kaisha Ltd (b)		23,409
14,000	Keikyu Corp (b)		125,732
11,000	Keio Corp (b)		77,586
600	Keyence Corp (b)		144,624
24,000	Kintetsu Corp (b)		93,742
15,300	Komatsu Ltd (b)(d)		356,764
1,596	Kone OYJ (b)		82,625
5,500	Konica Minolta Holdings Inc (b)		40,897
1,663	Koninklijke Boskalis Westminster NV (b)(c)		60,910
16,023	Koninklijke Philips Electronics NV (b)		336,189
1,486	Koninklijke Vopak NV (b)(c)		78,361
16,000	Kubota Corp (b)		133,897
1,004	Kuehne + Nagel International AG (b)		112,427
1,600	Kurita Water Industries Ltd (b)		41,533
2,100	Kyocera Corp (b)		168,407
3,718	Legrand SA (b)		119,090
1,501	Leighton Holdings Ltd (b)		29,179
1,400	Makita Corp (b)		45,166
1,279	MAN SE (b)		113,606
3,281	Metso OYJ (b)		121,177

Shares			Value

Industrial — (continued)
29,000	Mitsubishi Electric Corp (b)	$	277,931
44,000	Mitsubishi Heavy Industries Ltd (b)		186,877
12,000	Mitsui OSK Lines Ltd (b)		46,270
15,500	MTR Corp (b)		50,093
2,800	Murata Manufacturing Co Ltd (b)		143,393
3,400	Nabtesco Corp (b)(c)		61,847
28,000	NEC Corp (b)(c)		56,669
3,000	NGK Insulators Ltd (b)		35,519
1,600	Nidec Corp (b)		138,922
5,500	Nikon Corp (b)		121,883
9,000	Nippon Electric Glass Co Ltd (b)		88,598
13,000	Nippon Express Co Ltd (b)		50,535
21,000	Nippon Sheet Glass Co Ltd (b)		39,137
17,000	Nippon Yusen KK (b)		43,331
5,000	NSK Ltd (b)		32,296
10,000	NTN Corp (b)		40,112
775	NV Bekaert SA (b)		24,749
15,000	Obayashi Corp (b)		66,698
9,000	Odakyu Electric Railway Co Ltd (b)		87,008
2,300	Olympus Corp (b)		30,233
2,400	Omron Corp (b)		48,175
6,000	Orient Overseas International Ltd (b)		34,880
8,474	Orkla ASA (b)		63,102
2,794	Prysmian SpA (b)		34,522
28,300	QR National Ltd (b)		98,859
10,220	Rexam PLC (b)		55,916
800	Rinnai Corp (b)		57,284
28,550	Rolls-Royce Holdings PLC (b)		330,333
3,722	Safran SA (b)		111,310
17,485	Sandvik AB (b)		213,762
1,140	Schindler Holding AG (b)		132,513
8,032	Schneider Electric SA (b)		419,923
14,000	SembCorp Industries Ltd (b)		43,667
14,000	SembCorp Marine Ltd (b)		41,144
14,000	Shimizu Corp (b)		58,841
12,353	Siemens AG (b)		1,181,881
24	Sika AG (b)		45,126
2,094	Sims Metal Management Ltd (b)		27,123
23,000	Singapore Technologies Engineering Ltd (b)		47,708
4,188	Skanska AB (b)		69,122
5,685	SKF AB (b)		119,843
700	SMC Corp/Japan (b)		112,620
7,485	Smiths Group PLC (b)		106,167
436	Sulzer AG (b)(c)		46,428
7,000	Sumitomo Heavy Industries Ltd (b)		40,854
23,000	Taisei Corp. (b)		58,302
6,018	Tenaris SA (b)		110,678
1,577	Thales SA (b)		49,639
1,800	THK Co Ltd (b)		35,456
3,747	TNT Express NV (b)		27,907
15,000	Tobu Railway Co Ltd (b)		76,536
17,000	Tokyu Corp (b)		83,718
8,326	Toll Holdings Ltd (b)		35,850
58,000	Toshiba Corp (b)		236,700
6,000	TOTO Ltd (b)		46,314
3,800	Toyo Seikan Kaisha Ltd (b)		51,715
2,693	Vallourec SA (b)		173,959
2,064	Vestas Wind Systems A/S (b)(c)		22,199

See notes to financial statements.

Annual Report - December 31, 2011

MAXIM SERIES FUND, INC.

MAXIM INTERNATIONAL INDEX PORTFOLIO

Schedule of Investments

As of December 31, 2011

Shares			Value

Industrial — (continued)
6,305	Vinci SA (b)	$	274,446
4,475	Wartsila OYJ Abp (b)		128,713
3,983	Weir Group PLC (b)		125,656
2,100	West Japan Railway Co (b)		91,248
4,439	WorleyParsons Ltd (b)		116,240
5,100	Yamato Holdings Co Ltd (b)		85,836
97,000	Yangzijiang Shipbuilding Holdings Ltd (b)(c)		67,889
5,000	Yaskawa Electric Corp (b)		42,343
5,700	Yokogawa Electric Corp (b)(c)		51,182

			16,503,166

Technology — 2.18%
4,559	Amadeus IT Holding SA (b)		73,619
22,060	ARM Holdings PLC (b)		203,451
2,100	ASM Pacific Technology Ltd (b)		23,520
6,767	ASML Holding NV (b)		282,667
467	AtoS (b)		20,403
17,900	Canon Inc (a)(b)(d)		787,731
3,680	Cap Gemini SA (b)		114,412
5,488	Computershare Ltd (b)		44,859
845	Dassault Systemes SA (b)		67,501
2,400	Elpida Memory Inc (a)(b)(c)		11,104
26,000	Fujitsu Ltd (b)		134,809
13,581	Infineon Technologies AG (b)		102,000
1,500	Konami Corp		44,920
668	Neopost SA (b)		44,922
1,100	Nomura Research Institute Ltd (b)		24,816
16	NTT Data Corp (b)		50,947
16,000	Ricoh Co Ltd (b)		139,174
1,100	Rohm Co Ltd (b)		51,151
15,983	Sage Group PLC (b)		73,007
14,036	SAP AG (b)		742,385
3,500	Seiko Epson Corp (b)		46,261
6,958	STMicroelectronics NV (b)		41,190
3,200	Sumco Corp (b)(c)		23,556
2,500	TDK Corp (b)		110,258
3,100	Tokyo Electron Ltd (b)		157,070

			3,415,733

Utilities — 4.29%
8,607	AGL Energy Ltd (b)		125,936
77,449	Centrica PLC (b)		347,739
9,200	Chubu Electric Power Co Inc (b)		172,159
4,300	Chugoku Electric Power Co Inc (b)		75,343
26,000	CLP Holdings Ltd (b)		220,893
5,305	Contact Energy Ltd (b)		21,768
29,100	E.ON AG (b)		627,108
3,352	EDF SA (b)		81,335

Shares		Value

Utilities — (continued)
26,508	EDP - Energias de Portugal SA (b)	$81,866
2,600	Electric Power Development Co Ltd (b)	69,140
3,889	Enagas SA (b)	71,802
89,659	Enel SpA (b)	363,722
7,447	Fortum OYJ (b)	158,606
4,392	Gas Natural SDG SA (a)(b)	75,274
20,449	GDF Suez (b)	555,662
3,600	Hokkaido Electric Power Co Inc (b)	51,173
2,800	Hokuriku Electric Power Co (b)	52,292
64,900	Hong Kong & China Gas Co Ltd (b)	150,268
66,931	Iberdrola SA (b)	418,079
26,747	International Power PLC (b)	139,817
11,200	Kansai Electric Power Co Inc (b)	172,045
7,600	Kyushu Electric Power Co Inc (b)	108,868
53,480	National Grid PLC (b)	516,509
19,436	Origin Energy Ltd (b)	265,040
24,000	Osaka Gas Co Ltd (b)	94,822
21,500	Power Assets Holdings Ltd (b)	158,972
1,606	Red Electrica Corp SA (b)	68,580
8,000	RWE AG (b)	280,826
3,498	Severn Trent PLC (b)	81,119
2,600	Shikoku Electric Power Co Inc (b)	74,588
26,972	Snam Rete Gas SpA (b)	118,799
14,676	SSE PLC (b)	293,544
17,929	Terna Rete Elettrica Nazionale SpA (b)	60,337
11,000	Toho Gas Co Ltd (b)	70,041
8,500	Tohoku Electric Power Co Inc (b)	81,664
15,800	Tokyo Electric Power Co Inc (b)(c)	37,917
40,000	Tokyo Gas Co Ltd (b)	184,343
7,643	United Utilities Group PLC (b)	71,808
7,100	Veolia Environnement SA (b)	77,790
1,392	Verbund AG (b)	37,327

		6,714,921

TOTAL COMMON STOCK — 93.74% (Cost $170,651,467)		$146,772,334

PREFERRED STOCK
Consumer, Cyclical — 0.24%
491	Bayerische Motoren Werke AG (b)	23,182
2,422	Volkswagen AG (b)	362,116

		385,298

Consumer, Non-cyclical — 0.11%
2,883	Henkel AG & Co KGaA (b)	166,199

TOTAL PREFERRED STOCK — 0.35% (Cost $600,382)		$551,497

See notes to financial statements.

Annual Report - December 31, 2011

MAXIM SERIES FUND, INC.

MAXIM INTERNATIONAL INDEX PORTFOLIO

Schedule of Investments

As of December 31, 2011

Principal Amount			Value

SHORT TERM INVESTMENTS
3,000,000	Federal National Mortgage Association(g)
	0.00%, 01/23/2012	$	2,999,991
	U.S. Treasury Bills
90,000	0.00%, 03/08/2012(g)(h)		89,998
595,000	0.00%, 03/22/2012(g)(h)		594,977

TOTAL SHORT TERM INVESTMENTS — 2.35% (Cost $3,684,966)		$	3,684,966

SECURITIES LENDING COLLATERAL
806,593	Undivided interest of 3.29% in a repurchase agreement (principal amount/value $24,550,891 with a maturity value of $24,551,027) with Merrill Lynch, Pierce, Fenner & Smith, 0.05%, dated 12/30/11, to be repurchased at $806,593 on 1/3/12, collateralized by various U.S. Government Agency securities, 0.00% - 6.75%, 1/3/12 - 3/1/47, with a value of $25,041,921.		806,593

TOTAL SECURITIES LENDING COLLATERAL — 0.52% (Cost $806,593)		$	806,593

TOTAL INVESTMENTS — 96.96% (Cost $175,743,408)		$	151,815,390

OTHER ASSETS & LIABILITIES, NET — 3.04%		$	4,761,047

TOTAL NET ASSETS — 100.00%		$	156,576,437

(a)	A portion or all of the security is on loan at December 31, 2011.
(b)	Foreign security is fair valued under procedures adopted by the Board of Directors.
(c)	Non-income producing security
(d)	All or portion of the security position has been pledged as collateral to cover segregation requirements on open futures contracts.
(e)	Security has no market value at December 31, 2011.
(f)	Restricted security; at December 31, 2011, the aggregate cost and market value of the securities was $120,837 and $139,595, respectively, representing 0.09% of net assets.
(g)	The security’s yield to maturity was less than 0.01%
(h)	All or portion of the security has been segregated to cover initial margin requirements on open future contracts.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

See notes to financial statements.

Annual Report - December 31, 2011

MAXIM SERIES FUND, INC.

MAXIM INTERNATIONAL INDEX PORTFOLIO

Schedule of Investments

As of December 31, 2011

At December 31, 2011, the Portfolio had the following outstanding futures contracts:

Description	Number of Contracts	Currency	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)

DJ EURO STOXX 50 Index Futures	113	EUR	2,608,040	Mar-12	$76,396
FTSE 100 Equity Index Futures	25	GBP	1,384,000	Mar-12	$56,743
SFE SPI 200 Long Equity Index Futures	7	AUD	703,325	Mar-12	$(19,787)
TSE TOPIX Equity Index Futures	22	JPY	160,160,000	Mar-12	$8,123

At December 31, 2011, the Portfolio held the following forward foreign currency contracts:

Currency Purchased	Counterparty	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation (Depreciation)

AUD	CGM	210,300	USD	208,765	March 2012	$4,368
AUD	FB	512,100	USD	511,101	March 2012	7,898
AUD	BA	233,617	USD	233,763	March 2012	3,001
EUR	CGM	655,800	USD	857,403	March 2012	(7,810)
EUR	FB	1,388,300	USD	1,806,598	March 2012	(8,046)
EUR	JPM	197,500	USD	259,377	March 2012	(3,515)
EUR	BB	618,185	USD	817,278	March 2012	(16,415)
GBP	CGM	775,968	USD	1,202,590	March 2012	1,692
GBP	FB	1,028,800	USD	1,599,252	March 2012	(2,582)
GBP	JPM	213,000	USD	333,549	March 2012	(2,979)
JPY	CGM	80,455,000	USD	1,035,621	March 2012	11,259
JPY	FB	65,355,000	USD	843,116	March 2012	7,282
JPY	JPM	53,939,068	USD	695,324	March 2012	6,532
USD	FB	576,092	EUR	441,000	March 2012	4,773
USD	FB	171,374	AUD	171,700	March 2012	(2,639)
USD	FB	716,871	GBP	457,000	March 2012	7,619
USD	FB	257,272	JPY	20,000,000	March 2012	(2,968)

					Net Appreciation	$7,470

See notes to financial statements.

Annual Report - December 31, 2011

MAXIM SERIES FUND, INC.

MAXIM INTERNATIONAL INDEX PORTFOLIO

Schedule of Investments

As of December 31, 2011

Currency Abbreviations:
AUD Australian Dollar
EUR Euro Dollar
GBP British Pound Sterling
JPY Japanese Yen
Counterparty Abbreviations:
BA Bank of America
BB Barclays Bank PLC
CGM Citigroup Global Markets
FB Credit Suisse First Boston
JPM JP Morgan Chase & Co.

Security classes presented herein are not necessarily the same as those used for determining the Portfolio's compliance with its investment objectives and restrictions, as the Portfolio uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes.

See notes to financial statements.

Annual Report - December 31, 2011

MAXIM SERIES FUND, INC.

MAXIM INTERNATIONAL INDEX PORTFOLIO

Schedule of Investments

As of December 31, 2011

Summary of Investments by Country as of December 31, 2011.

Country	Value	Percentage of Portfolio Investments

Australia	$ 12,647,100	8.33%
Austria	310,687	0.20
Belgium	1,479,185	0.97
Bermuda	200,128	0.13
China	67,889	0.05
Denmark	1,517,915	1.00
Finland	1,281,651	0.84
France	12,629,005	8.32
Germany	11,689,865	7.70
Greece	116,473	0.08
Guernsey	125,028	0.08
Hong Kong	4,071,657	2.68
Ireland	1,272,684	0.84
Israel	921,678	0.61
Italy	3,090,569	2.04
Japan	31,860,949	20.99
Jersey	141,390	0.09
Luxembourg	610,885	0.40
Mexico	42,291	0.03
Netherlands	7,534,398	4.96
New Zealand	106,181	0.07
Norway	1,099,094	0.72
Portugal	290,080	0.19
Singapore	2,482,181	1.64
Spain	4,838,199	3.19
Sweden	4,251,654	2.80
Switzerland	13,284,184	8.75
United Kingdom	29,194,113	19.23
United States	4,658,277	3.07

Total	$ 151,815,390	100.00%

See notes to financial statements.

Annual Report - December 31, 2011

MAXIM SERIES FUND, INC.

Statement of Assets and Liabilities

As of December 31, 2011

Maxim International Index Portfolio

ASSETS:
Investments in securities, market value (including $764,426 of securities on loan)(a)	$151,815,390
Cash	4,844,838
Cash denominated in foreign currencies(b)	594,395
Dividends and interest receivable	315,282
Subscriptions receivable	26,822
Variation margin on futures contracts	62,289
Unrealized appreciation on forward foreign currency contracts	54,424

Total Assets	157,713,440

LIABILITIES:
Payable to investment adviser	90,500
Payable upon return of securities loaned	806,593
Redemptions payable	192,956
Unrealized depreciation on forward foreign currency contracts	46,954

Total Liabilities	1,137,003

NET ASSETS	$156,576,437

NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$1,880,591
Paid-in capital in excess of par	179,618,583
Net unrealized depreciation on investments, futures contracts, forward foreign currency contracts and foreign currency translations	(23,794,973)
Overdistributed net investment income	(90,331)
Accumulated net realized loss on investments, futures contracts, forward foreign currency contracts and foreign currency transactions	(1,037,433)

TOTAL NET ASSETS	$156,576,437

CAPITAL STOCK:
Authorized	52,500,000
Issued and Outstanding	18,805,908

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:	$8.33

(a) Cost of investments	$175,743,408
(b) Cost of cash denominated in foreign currencies	$590,295

See notes to financial statements.

Annual Report - December 31, 2011

MAXIM SERIES FUND, INC.

Statement of Operations

For the period from January 13, 2011 to December 31, 2011(a)

Maxim International Index Portfolio

INVESTMENT INCOME:
Interest	$856
Income from securities lending	64,249
Dividends	4,476,720
Foreign withholding tax	(463,799)

Total Income	4,078,026

EXPENSES:
Management fees	890,953

Total Expenses	890,953

NET INVESTMENT INCOME	3,187,073

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized loss on investments and foreign currency transactions	(429,932)
Net realized loss on futures contracts	(455,517)
Net realized loss on forward foreign currency contracts	(3,688)
Change in net unrealized depreciation on investments and foreign currency translations	(23,923,918)
Change in net unrealized appreciation on futures contracts	121,475
Change in net unrealized appreciation on forward foreign currency contracts	7,470

Net Realized and Unrealized Loss on Investments, Future Contracts, Forward Foreign Currency Contracts and Foreign Currency	(24,684,110)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(21,497,037)

(a) The	Portfolio commenced operations on January 13, 2011.

  See notes to financial statements.

Annual Report - December 31, 2011

MAXIM SERIES FUND, INC.

Statement of Changes in Net Assets

For the period from January 13, 2011 to December 31, 2011

Maxim International Index Portfolio	2011(a)

OPERATIONS:
Net investment income	$3,187,073
Net realized loss on investments and foreign currency transactions	(429,932)
Net realized loss on futures contracts	(455,517)
Net realized (loss) on forward foreign currency contracts	(3,688)
Change in net unrealized depreciation on investments and foreign currency translations	(23,923,918)
Change in net unrealized appreciation on futures contracts	121,475
Change in net unrealized appreciation on forward foreign currency contracts	7,470

Net Decrease in Net Assets Resulting from Operations	(21,497,037)

DISTRIBUTIONS TO SHAREHOLDERS:
From return of capital	(19,164)
From net investment income	(3,425,700)

Total Distributions	(3,444,864)

CAPITAL SHARE TRANSACTIONS:
Shares sold	206,093,541
Shares issued in reinvestment of distributions	3,444,864
Shares redeemed	(28,020,067)

Net Increase in Net Assets Resulting from Capital Share Transactions	181,518,338

Total Increase in Net Assets	156,576,437

NET ASSETS:
Beginning of year	$0

End of year (b)	$156,576,437

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold	21,312,916
Shares issued in reinvestment of distributions	421,133
Shares redeemed	(2,928,141)

Net Increase	18,805,908

(a) The Portfolio commenced operations on January 13, 2011
(b) Including overdistributed net investment income:	$(90,331)

  See notes to financial statements.

Annual Report - December 31, 2011

MAXIM SERIES FUND, INC.

Financial Highlights

Selected data for a share of capital stock of the Portfolio throughout the period indicated.

Maxim International Index Portfolio - Initial Class	Period Ended December 31, 2011 (a)

NET ASSET VALUE, BEGINNING OF PERIOD	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.19
Net realized and unrealized loss	(1.67)

Total Loss From Investment Operations	(1.48)

LESS DISTRIBUTIONS:
From return of capital	(0.00)	(b)
From net investment income	(0.19)

Total Distributions	(0.19)

NET ASSET VALUE, END OF PERIOD	$8.33

TOTAL RETURN(c)	(14.77%)	(d)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year ($000)	$156,576
Ratio of expenses to average net assets	0.70%	(e)
Ratio of net investment income to average net assets	2.50%	(e)
Portfolio turnover rate	4%	(d)

(a)	The Portfolio commenced operations on January 13, 2011.
(b)	The distribution from return of capital was less than $0.01 per share.
(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Not annualized for periods less than one full year.
(e)	Annualized

See notes to financial statements.

Annual Report December 31, 2011

MAXIM SERIES FUND, INC.

MAXIM INTERNATIONAL INDEX PORTFOLIO

Notes to Financial Statements

As of December 31, 2011

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of sixty-three portfolios. Interests in the Maxim International Index Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The Portfolio commenced operations on January 13, 2011. The investment objective of the Portfolio is to seek investment results that track the total return of the common stocks that comprise the MSCI EAFE Index. The Portfolio is diversified as defined in the 1940 Act. The Portfolio is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies (variable insurance contracts), to individual retirement account (IRA) owners, to qualified retirement plans and college savings programs, and to asset allocation portfolios that are a series of the Fund.

The Board of Directors has approved a new share class for the Portfolio, Class L, which became effective with the SEC on July 19, 2011. This report includes information for the Initial Class; Class L has not yet been capitalized.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Net Asset Value

The net asset value of the Portfolio’s shares is determined by dividing the net assets attributable to the Portfolio by the number of issued and outstanding shares of the Portfolio on each business day.

Security Valuation

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Short-term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value. Short-term securities purchased with more than 60 days remaining until maturity are valued on the basis of quotations from brokers or dealers or pricing services, and will continue to be priced until final maturity.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Foreign exchange rates are determined by utilizing the New York closing rates.

Foreign securities are generally valued using an adjusted systematic fair value price from an independent pricing service.

Independent pricing services are utilized when possible and approved by the Board of Directors. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs

Equity Investments:
Common Stock (Domestic and Foreign)	Close price, bids, evaluated bids, exchange rates, open and close price of local exchange, various index data and U.S. and foreign news sources.

Preferred Stock

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.

Short Term Investments	Amortized cost.

Securities Lending Collateral	Matures next day and therefore priced at par.

Derivative Investments:
Futures Contracts	Exchange traded close price.

Forward Foreign Currency Contracts	Reported trades, swap curves, currency volatility, net present value of cash flows and news sources.

The Portfolio classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Portfolio’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets. The fair value for some Level 2 securities may be obtained from pricing services. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data.

As of December 31, 2011, the inputs used to value the Portfolio’s investments are detailed in the following table. The Portfolio recognizes transfers between the levels as of the beginning of the quarter in which the transfer occurred. There were no significant transfers between Levels 1 and 2 during the period. Level 3 investments in securities were not considered a significant portion of the Portfolio.

	Level 1	Level 2	Level 3	Total

Assets
Equity Investments:
Domestic Common Stock	$—	$166,719	$—	$166,719
Foreign Common Stock	502,374	146,103,241	—	146,605,615
Preferred Stock	—	551,497	—	551,497
Derivative Investments:
Forward Foreign Currency Contracts	—	54,424	—	54,424
Futures Contracts Variation Margin	62,289	—	—	62,289
Short Term Investments	—	3,684,966	—	3,684,966
Securities Lending Collateral	—	806,593	—	806,593

Total	$564,663	$151,367,440	$0	$151,932,103

Liabilities
Derivative Investments:
Forward Foreign Currency Contracts	—	46,954	—	46,954

Total	$0	$46,954	$0	$46,954

Total Investments (a)	$564,663	$151,320,486	$0	$151,885,149

(a)	Further breakdown of the Portfolio’s sector and industry classifications is included in the Schedule of Investments.

Common Stock

Beginning Balance, January 1, 2011	$0
Total realized gain (loss)	-
Total unrealized losses relating to instruments not held at reporting date	-
Total unrealized losses relating to instruments still held at reporting date(a)	(25,729)
Purchases	25,729
Sales	-
Amortization	-
Transfers into Level 3	-
Transfers out of Level 3	-

Ending Balance, December 31, 2011	$0

(a)	Included in Change in net unrealized depreciation on investments on the Statement of Operations, and on the Statement of Changes in Net Assets.

Risk Factors

Investing in the Portfolio may involve certain risks including, but not limited to, the following.

Unforeseen developments in market conditions may result in the decline of prices of, and the income generated by, the securities held by the Portfolio. These events may have adverse effects on the Portfolio such as a decline in the value and liquidity of many securities held by the Portfolio, and a decrease in net asset value. Such unforeseen developments may limit or preclude the Portfolio’s ability to achieve its investment objective.

Investing in stocks may involve larger price fluctuation and greater potential for loss than other types of investments. This may cause the securities held by the Portfolio to be subject to larger short-term declines in value.

The Portfolio may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolio to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

Restricted Securities

The Portfolio may own certain investment securities which are restricted as to resale. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance. These securities are deemed illiquid unless it is otherwise determined that such securities are liquid pursuant to the Board-approved guidelines established in the Fund’s Policy and Procedures regarding Liquidity.

Foreign Currency Translations

The accounting records of the Portfolio are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

The Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Financial Futures Contracts

Upon entering into a financial futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as variation margin, are made or received by the Portfolio each day, depending on the daily fluctuations in the fair value of the underlying security. When the Portfolio enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed.

Forward Currency Transactions

A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. Upon closing of such contract there is a gain or loss arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates.

Dividends

Dividends from net investment income of the Portfolio, if any, are declared and paid annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

Repurchase Agreements

The Portfolio may engage in repurchase agreement transactions with institutions that the Portfolio’s investment adviser has determined are creditworthy. The Portfolio, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Portfolio’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its rights.

The Portfolio, along with certain other portfolios in Maxim Series Fund, Inc., may invest in repurchase agreement transactions as a form of security lending collateral, that are jointly collateralized by various U.S. Treasury or Agency obligations.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection.

Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

The Portfolio complies with the requirements of the Internal Revenue Code that are applicable to regulated investment companies. The Portfolio intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed net investment income and capital gains. Therefore, no federal income taxes or excise tax provision is required.

As of and during the period ended December 31, 2011, the Portfolio does not have a liability for any unrecognized tax benefits. The Portfolio recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Portfolio did not incur any interest or penalties.

The Portfolio files U.S. Federal and State tax returns. The statute of limitations on the Portfolios U.S. Federal & State tax returns remain open for the fiscal year ended 2011.

Classification of Distributions to Shareholders

The character of distributions made during the period from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

Application of Recent Accounting Pronouncements

In April 2011, the FASB issued ASU No. 2011-03 “Transfers and Servicing (Topic 860): Reconsideration of Effective Control for Repurchase Agreements” (ASU No. 2011-03). ASU No. 2011-03 removes from the assessment of effective control the criterion requiring a transferor to have the ability to repurchase or redeem the financial assets transferred in a repurchase arrangement. This requirement was one of the criterions under ASU topic 860 that entities used to determine whether a transferor maintained effective control. Entities are still required to consider all the effective control criterion under ASU topic 860; however, the elimination of this requirement may lead to more conclusions that a repurchase agreement should be accounted for as a secured borrowing rather than a sale. ASU No. 2011-03 is effective for the first interim or annual period beginning on or after December 15, 2011. The Portfolio will adopt ASU No. 2011-03 for its fiscal year beginning January 1, 2012. The adoption of ASU No. 2011-03 does not have an impact on the Portfolio’s financial position or the results of its operations.

In May 2011, the FASB issued ASU No. 2011-04 “Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurements and Disclosure Requirements in U.S. GAAP and IFRSs” (ASU No. 2011-04). ASU No. 2011-04 does not extend the use of the existing concept or guidance regarding fair value. It results in common fair value measurements and disclosures between accounting principles generally accepted in the United States and those of International Financial Reporting Standards. ASU No. 2011-04 expands disclosure requirements for Level 3 inputs to include a quantitative description of the unobservable inputs used, a description of the valuation process used and a qualitative description about the sensitivity of the fair value measurements. ASU No. 2011-04 is effective for interim or annual periods beginning on or after December 15, 2011. The Portfolio will adopt ASU No. 2011-04 for its fiscal year beginning January 1, 2012. At this time, the Portfolio is evaluating the impact, if any, of ASU No. 2011-04 on the financial statements and related disclosures.

2.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into an investment advisory agreement with GW Capital Management, LLC doing business as Maxim Capital Management, LLC (the Adviser), a wholly-owned subsidiary of GWL&A. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 0.70% of the average daily net assets of the Portfolio. The management fee encompasses fund operation expenses. The Adviser has entered into a sub-advisory agreement with Mellon Capital Management Corporation. The Portfolio is not responsible for payment of the sub-advisory fees.

GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Portfolio. FASCore, LLC, a wholly-owned subsidiary of GWL&A, performed transfer agent servicing functions for the Portfolio until May 13, 2011 when the service moved to an unaffiliated vendor.

The total compensation paid to the independent directors with respect to all sixty-three portfolios for which they serve as Directors was $238,800 for the year ended December 31, 2011. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of the Fund receives any compensation directly from the Fund.

3. PURCHASES AND SALES OF INVESTMENT SECURITIES

For the period ended December 31, 2011, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $177,337,400 and $5,226,865, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.

4. UNREALIZED APPRECIATION (DEPRECIATION)

At December 31, 2011, the U.S. Federal income tax cost basis was $175,834,628. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $3,809,221 and gross depreciation of securities in which there was an excess of tax cost over value of $27,828,459 resulting in net depreciation of $24,019,238.

5. DERIVATIVE FINANCIAL INSTRUMENTS

The Portfolio uses futures contracts in order for the Portfolio to hold cash but maintain index returns with the objective of minimizing tracking error versus the benchmark index. Index futures contracts which are most correlated to the benchmark index and exhibit sufficient liquidity are utilized. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities, or that the clearinghouse will fail to perform its obligations.

The Portfolio captures potential returns from changes in international exchange rates or reduces the risk of undesired currency exposure by entering into currency forward contracts. The Portfolio uses forward foreign currency contracts when it is determined that it is more cost or tax efficient to use derivative instruments rather than investing directly in the underlying bond or currency market.

Valuation of derivative instruments as of December 31, 2011 is as follows:

	Asset Derivatives		Liability Derivatives
Derivatives Not Accounted for as Hedging Instruments	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value

Futures Contracts	Variation margin on futures contracts	$62,289

Forward Foreign Currency Contracts	Unrealized appreciation on forward foreign currency contracts	$54,424	Unrealized depreciation on forward foreign currency contracts	$46,954

The effect of derivative instruments on the Statement of Operations for the period ended December 31, 2011 is as follows:

	Net Realized Gain/Loss		Net Unrealized Gain/Loss
Derivatives Not Accounted for as Hedging Instruments	Statement of Operations Location	Value	Statement of Operations Location	Value

Futures Contracts	Net realized (loss) on futures contracts	$(455,517)	Change in net unrealized appreciation on futures contracts	$121,475
Forward Foreign Currency Contracts	Net realized (loss) on forward foreign currency contracts	$(3,688)	Change in net unrealized appreciation on forward foreign currency contracts	$7,470

The notional value of open forward foreign currency contracts held at December 31, 2011 is lower than The average notional value during the period. As of December 31, 2011 the Portfolio held a notional value of $10,451,185. The average notional value outstanding during the period was $26,434,739.

The number of futures contracts held at December 31, 2011 is higher than the average outstanding during the period. As of December 31, 2011, the Portfolio held 167 futures contracts. The average number of futures contracts outstanding during the period was 62.

6. SECURITIES LOANED

The Portfolio has entered into a securities lending agreement with its custodian. Under the terms of the agreement the Portfolio receives income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Portfolio against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Portfolio also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Portfolio bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of December 31, 2011 the Portfolio had securities on loan valued at $764,426 and received collateral of $806,593 for such loan which was invested in a repurchase agreement collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreement was jointly purchased with other Portfolios and in the event of a default by the counterparty, all Portfolios would share ratably in the collateral.

7. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the period ended December 31, 2011 was as follows:

2011
Distributions paid from:
Return of capital	$19,164
Ordinary income	3,425,700
Long-term capital gains	-

$3,444,864

As of December 31, 2011, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$-
Undistributed capital gains	-

Net accumulated earnings	0

Net unrealized depreciation on investments	(24,019,238)
Net unrealized appreciation on futures contracts, forward foreign currency contracts and foreign currency translations	68,115
Capital loss carryforwards	(218,633)
Post-October losses	(752,981)

Tax composition of capital	$(24,922,737)

Investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes.

The character of dividends and distributions made during the fiscal year from net investment income and or realized gains may differ from their ultimate characterization for federal income tax purposes. For the period ended December 31, 2011 the Portfolio reclassified permanent book and tax differences of $148,296 from accumulated net realized loss on investments, futures contracts, forward foreign currency contracts and foreign currency transactions and $19,164 from paid-in capital to overdistributed net investment income. This adjustment has no impact on net assets or the results of operations. Additionally, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

Under the Regulated Investment Company Modernization Act of 2010 (the Act), net capital losses recognized after December 31, 2010 may be carried forward indefinitely, and the character of the losses is retained as short-term and/or long-term. Under the law in effect prior to the Act, net capital losses were carried forward for eight years and treated as short-term. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses. For the period ended December 31, 2011, the Portfolio did not utilize any capital loss carryforwards and had available for federal income tax purposes unused capital loss carryforwards of $218,633. Post-enactment net capital losses consisted of $218,633.

8. TAX INFORMATION (unaudited)

The Portfolio intends to pass through foreign tax credits of $338,773 and has derived gross income from sources within foreign countries amounting to $4,514,339.

Dividends paid by the Portfolio from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the period ended December 31, 2011, 0% qualifies for the dividend received deduction available to the Portfolio’s corporate shareholders.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors of Maxim Series Fund, Inc.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Maxim International Index Portfolio, one of the portfolios constituting the Maxim Series Fund, Inc. (the “Fund”) as of December 31, 2011, and the related statements of operation and changes in net assets, and the financial highlights for the period from January 13, 2011 (inception) to December 31, 2011. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2011, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Maxim International Index Portfolio of the Maxim Series Fund, Inc. as of December 31, 2011, the results of its operations, the change in its net assets and the financial highlights for the period from January 13, 2011 (inception) to December 31, 2011, in conformity with accounting principles generally accepted in the United States of America.

/s/ DELOITTE & TOUCHE LLP
Denver, Colorado
February 27, 2012

Fund Directors and Officers

Maxim Series Fund, Inc. (the “Fund”) is organized under Maryland law, and is governed by the Board of Directors (the “Board”). The Board is responsible for overall management of the Fund’s business affairs. The Board meets at least four times during the year to, among other things, review a wide variety of matters affecting the Fund, including performance, compliance matters, advisory fees and expenses, service providers, and other business affairs. Each Director oversees 63 portfolios, each of which is a series of the Fund. The business address of each Director and officer is 8515 East Orchard Road, Greenwood Village, Colorado 80111. The following table provides information about each of the Directors and executive officers of the Fund.

Independent Directors*
Name (Year of Birth) Length of Time Served	Principal Occupation(s) During Past Five Years	Directorships of Other Public Companies
Sanford Zisman** (1939) 1982	Attorney, Law Firm of Zisman & Ingraham, P.C.
Gail H. Klapper (1943) 2007	Managing Attorney, Klapper Law Firm; Member, The Colorado Forum	Director, Guaranty Bancorp
Stephen G. McConahey (1943) (2011)	Chairman, SGM Capital, LLC

*A Director who is not an “interested person” of the Fund (as defined in the Investment Company Act of 1940, as amended) is referred to as an “Independent Director.”

**Mr. Zisman serves as lead Independent Director of the Fund.

Interested Directors*
Name (Year of Birth) Length of Time Served	Principal Occupation(s) During Past Five Years	Directorships of Other Public Companies
Mitchell T.G. Graye (1955) 2000 (as Director) 2008 (as Chairman)

President and Chief Executive Officer, Great-West Life & Annuity Insurance Company, First Great-West Life & Annuity Insurance Company, and GWL&A Financial Inc.; President and Chief Executive Officer, U.S. Operations, The Great-West Life Assurance Company, The Canada Life Assurance Company and The Crown Life Insurance Company

Charles P. Nelson (1961) 2008

Executive Vice President, Retirement Services, Great-West Life & Annuity Insurance Company and First Great-West Life & Annuity Insurance Company; Chairman and President, Advised Assets Group, LLC, EMJAY Corporation, EMJAY Retirement Plan Services, Inc. and FASCore, LLC; Chairman, President and Chief Executive Officer, GWFS Equities, Inc.; Manager, GW Capital Management, LLC

*An “Interested Director” refers to a Director who is an “interested person” of the Fund (as defined in the Investment Company Act of 1940, as amended) by virtue of their affiliation with either the Fund or GW Capital Management, LLC.

Officers
Name (Year of Birth) Title Length of Time Served	Principal Occupations During Past 5 Years
Mitchell T.G. Graye (1955) President & Chief Executive Officer 2008

President and Chief Executive Officer, Great-West Life & Annuity Insurance Company, First Great-West Life & Annuity Insurance Company, and GWL&A Financial Inc.; President and Chief Executive Officer, U.S. Operations, The Great-West Life Assurance Company, The Canada Life Assurance Company and The Crown Life Insurance Company

Mary C. Maiers

(1967)

Chief Financial Officer & Treasurer

2008 (as Treasurer and Investment Operations Compliance Officer)

2010 (as Chief Financial Officer, Treasurer, and Investment Operations Compliance Officer)

2011 (as Chief Financial Officer & Treasurer)

Vice President, Investment Operations, Great-West Life & Annuity Insurance Company and First Great-West Life & Annuity Insurance Company; Vice President and Investment Compliance Officer, GWFS Equities, Inc.; Chief Financial Officer & Treasurer, GW Capital Management, LLC

Beverly A. Byrne (1955) Chief Legal Counsel & Chief Compliance Officer 1997 – 2010 (as Secretary) 2004 (as Chief Compliance Officer)

Chief Compliance Officer, Chief Legal Counsel, Financial Services, Great-West Life & Annuity Insurance Company and First Great-West Life & Annuity Insurance Company; Secretary and Chief Compliance Officer, Advised Assets Group, LLC and GWFS Equities, Inc.; Secretary and Compliance Officer, EMJAY Corporation and EMJAY Retirement Plan Services, Inc.; Chief Legal Officer and Secretary, FASCore, LLC; Chief Legal Counsel & Chief Compliance Officer, GW Capital Management, LLC

Ryan L. Logsdon (1974) Assistant Vice President, Counsel & Secretary 2010	Assistant Vice President & Counsel, Great-West Life & Annuity Insurance Company; Assistant Vice President, Counsel & Secretary, GW Capital Management, LLC

Additional information about the Fund and its directors is available in the Fund’s Statement of Additional Information (“SAI”), which can be obtained free of charge upon request to: Secretary, Maxim Series Fund, Inc., 8525 East Orchard Road, Greenwood Village, Colorado 80111; (866) 831-7129. The SAI is also available on the Fund’s web site at http://www.maximfunds.com.

Availability of Quarterly Portfolio Schedule

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

ITEM 2.	CODE OF ETHICS.

(a)	As of the end of the period covered by this report, the registrant has adopted a Code of Ethics (the “Code of Ethics”) that applies to the registrant’s principal executive officer,

principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	For purposes of this Item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)	Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)	Accountability for adherence to the code.

(c)	During the period covered by this report, there have been no substantive amendments made to the registrant’s Code of Ethics.

(d)	During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.

(f)	A copy of the Code of Ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Mr. Sanford Zisman is the audit committee financial expert and is “independent,” pursuant to general instructions on Form N-CSR, Item 3.

An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Directors.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)

Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $418,850 for fiscal year 2010 and $610,000 for fiscal year 2011.

(b)

Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were: $84,800 for fiscal year 2010 and $79,500 for fiscal year 2011. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits and administrative services related to the audit.

(c)

Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $238,700 for fiscal year 2010 and $263,400 for fiscal year 2011. The nature of the services comprising the fees disclosed under this category involved tax return preparation, spillover dividend assistance, reconciliation of book capital accounts, and dividend assistance.

(d)

All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e)	(1) Audit Committee’s Pre-Approval Policies and Procedures.

Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to the Fund by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for the Fund if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for the Fund that is responsible for the financial reporting or operations of the Fund was employed by those auditors and participated in any capacity in an audit of the Fund during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.

Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to the Fund by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that the Fund’s auditors will not provide the following non-audit services to the Fund: (a) bookkeeping or other services related to the accounting records or financial statements of the Fund; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services;

1 No pre-approval is required as to non-audit services provided to the Fund if: (a) the aggregate amount of all non-audit services provided to the Fund constitute not more than 5% of the total amount of revenues paid by the Fund to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by the Fund at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

(h) legal services; (i) expert services unrelated to the audit; and (j) any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.2

Pre-approval with respect to Non-Fund Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of the Fund (except those within applicable de minimis statutory or regulatory exceptions)3 to be provided by the Fund’s auditors to (a) the Fund’s investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to the Fund.4 The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.

Delegation. The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee’s members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.

(e) (2)

100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the Audit Committee, and no such services were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not Applicable.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2010 equaled $1,060,100 and for fiscal year 2011 equaled $2,329,700.

2 With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client’s financial statements.

3 For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to the Fund, the Fund's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to the Fund; (b) these services were not recognized by the Fund at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

4 No pre-approval is required by the Audit Committee as to non-audit services provided to any Fund sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with the Fund’s primary investment adviser.

(h)

The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

ITEM 5.        AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.        INVESTMENTS.

(a)	The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

ITEM 7.        DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.        PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.        PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.      SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors as described in general instructions on Form N-CSR, Item 10.

ITEM 11.      CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.        EXHIBITS.

(a)	(1) Code of Ethics required by Item 2 of Form N-CSR is filed herewith.

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

(3) Not applicable.

(b)  A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Date:	February 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Date:	February 28, 2012

By:	/s/ M.C. Maiers
M.C. Maiers
Chief Financial Officer & Treasurer

Date:	February 28, 2012